Prospectus Supplement

John Hancock Variable Insurance Trust

Supplement dated August 1, 2023 to the current Prospectus, as may be supplemented (the Prospectus)

American Asset Allocation Trust (the fund)

As of August 1, 2023 (the Effective Date), Peter Eliot and Jeffrey T. Lager will no longer serve as portfolio managers of the fund. Accordingly, as of the Effective Date, all references to Mr. Eliot and Mr. Lager will be removed from the Prospectus .

In addition, as of the Effective Date, Emme Kozloff will be added as one of the portfolio managers of the fund’s master fund, the Asset Allocation Fund (the master fund), a series of American Funds Insurance Series.

As of the Effective Date, Alan N. Berro, David A. Daigle, Jin Lee, Justin Toner and John R. Queen will continue to serve as portfolio managers of the fund and, along with Emme Kozloff, will be jointly and primarily responsible for the day-to-day management of the master fund’s portfolio.

As of the Effective Date, the following amends and supplements the summary section of the Prospectus for the fund under the heading “Portfolio management”:

Emme Kozloff

Partner – Capital World Investors

Managed fund since 2023

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Capital Research and Management Company (“CRMC”)” is amended to add disclosure relating to Emme Kozloff as one of the Portfolio Managers of the master fund of which the fund is a feeder fund.

Portfolio Manager for the Series/ Title (If Applicable)	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Fund(s)
Emme Kozloff Partner	Partner – Capital World Investors Investment professional for 25 years in total; 17 years with CRMC or affiliate	Serves as an equity portfolio manager for Asset Allocation Fund

American Global Growth Trust (the fund)

As of August 1, 2023 (the Effective Date), Paul Flynn will no longer serve as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Mr. Flynn will be removed from the Prospectus.

In addition, as of the Effective Date, Piyada Phanaphat will be added as one of the Portfolio Managers of the fund’s master fund, the Global Growth Fund (the master fund), a series of American Funds Insurance Series.

As of the Effective Date, Patrice Collette, Roz Hongsaranagon, and Jonathan Knowles will continue to serve as portfolio managers of the fund,and along with Piyada Phanaphat will be jointly and primarily responsible for the day-to-day management of the master fund’s portfolio.

As of the Effective Date, the following amends and supplements the summary section of the Prospectus for the fund under the heading “Portfolio management”:

Piyada Phanaphat

Partner – Capital World Investors

Managed fund since 2023

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Capital Research and Management Company (“CRMC”)” is amended to add disclosure relating to Piyada Phanaphat as one of the Portfolio Managers of the master fund of which the fund is a feeder fund.

Portfolio Manager for the Series/ Title (If Applicable)	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Fund(s)
Piyada Phanaphat Partner	Partner – Capital World Investors Investment professional for 20 years in total; 16 years with CRMC or affiliate	Serves as an equity portfolio manager for Global Growth Fund

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Supplement dated August 1, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)

American Asset Allocation Trust (the fund)

As of August 1, 2023 (the Effective Date), Peter Eliot and Jeffrey T. Lager no longer serve as portfolio managers of the fund’s master fund, the Asset Allocation Fund (the master fund), a series of American Funds Insurance Series. Accordingly, as of the Effective Date, all references to Mr. Eliot and Mr. Lager are removed from the SAI.

In addition, as of the Effective Date, Emme Kozloff is added as one of the portfolio managers of the master fund. As of the Effective Date, Alan N. Berro, David A. Daigle, Jin Lee, Justin Toner and John R. Queen continue to serve as portfolio managers of the master fund, and, along with Emme Kozloff, are jointly and primarily responsible for the day-to-day management of the master fund’s portfolio.

In addition, the following is added to the “Portfolio manager fund holdings and management of other accounts” section of “APPENDIX B – PORTFOLIO MANAGER INFORMATION – CAPITAL RESEARCH AND MANAGEMENT COMPANY (“CRMC”) DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE MASTER FUNDS OF THE JHVIT FEEDER FUNDS, OTHER ACCOUNTS MANAGED AND COMPENSATION” of the SAI as of the Effective Date with respect to the American Asset Allocation Trust:

The following table reflects information regarding accounts other than the fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

The following table reflects information as of December 31, 2022:

Portfolio Manager	Other Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1,2]
	Number of Accounts	Assets (in billions) ($)	Number of Accounts	Assets (in billions) ($)	Number of Accounts	Assets (in billions) ($)
Emme Kozloff	2	$161.4	1	$1.08	0	$0

[1]

Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

[2]	Personal brokerage accounts of portfolio managers and their families are not reflected.

Ownership of the Funds and Similarly Managed Accounts

The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of December 31, 2022. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund.

Portfolio Manager	Dollar Range of Shares Owned

American Asset Allocation Trust1

Emme Kozloff	none

[1]	As of December 31, 2022, Emme Kozloff beneficially owned $0 of the fund.

American Global Growth Trust (the fund)

As of August 1, 2023 (the Effective Date), Paul Flynn no longer serves as a portfolio manager of the fund’s master fund, the Global Growth Fund (the master fund), a series of American Funds Insurance Series. Accordingly, as of the Effective Date, all references to Mr. Flynn are removed from the SAI.

In addition, as of the Effective Date, Piyada Phanaphat is added as one of the portfolio managers of the master fund. As of the Effective Date, Patrice Collette, Roz Hongsaranagon, and Jonathan Knowles continue to serve as portfolio managers of the master fund, and along with Piyada Phanaphat, are jointly and primarily responsible for the day-to-day management of the master fund’s portfolio.

In addition, the following is added to the “Portfolio manager fund holdings and management of other accounts” section of “APPENDIX B – PORTFOLIO MANAGER INFORMATION – CAPITAL RESEARCH AND MANAGEMENT COMPANY (“CRMC”) DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE MASTER FUNDS OF THE JHVIT FEEDER FUNDS, OTHER ACCOUNTS MANAGED AND COMPENSATION” of the SAI as of the Effective Date with respect to the American Global Growth Trust:

The following table reflects information regarding accounts other than the fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

The following table reflects information as of December 31, 2022:

Portfolio Manager	Other Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1,2]
	Number of Accounts	Assets (in billions) ($)	Number of Accounts	Assets (in billions) ($)	Number of Accounts	Assets (in billions) ($)
Piyada Phanaphat	3	$53.5	1	$0.42	0	$0

[1]

Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

[2]	Personal brokerage accounts of portfolio managers and their families are not reflected.

Ownership of the Funds and Similarly Managed Accounts

The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of December 31, 2022. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund.

Portfolio Manager	Dollar Range of Shares Owned

American Global Growth Trust1

Piyada Phanaphat	none

[1]	As of December 31, 2022, Piyada Phanaphat beneficially owned $0 of the fund.

You should read this supplement in conjunction with the SAI and retain it for your future reference.